Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2013
Loans
Loans

end of	2Q13	1Q13	4Q12	2Q12
Loans (CHF million)
Mortgages	93,602	92,703	91,872	90,618
Loans collateralized by securities	30,316	29,251	27,363	26,281
Consumer finance	7,368	7,461	6,901	7,176
Consumer	131,286	129,415	126,136	124,075
Real estate	26,971	26,561	26,725	26,116
Commercial and industrial loans	63,348	64,833	62,709	61,813
Financial institutions	22,316	24,544	24,905	25,256
Governments and public institutions	3,255	4,642	2,729	2,903
Corporate & institutional	115,890	120,580	117,068	116,088
Gross loans	247,176	249,995	243,204	240,163
of which held at amortized cost	227,606	227,343	223,204	219,648
of which held at fair value	19,570	22,652	20,000	20,515
Net (unearned income)/deferred expenses	(90)	(84)	(59)	(71)
Allowance for loan losses	(900)	(916)	(922)	(928)
Net loans	246,186	248,995	242,223	239,164
Gross loans by location (CHF million)
Switzerland	150,810	151,362	151,226	149,042
Foreign	96,366	98,633	91,978	91,121
Gross loans	247,176	249,995	243,204	240,163
Impaired loan portfolio (CHF million)
Non-performing loans	904	929	859	921
Non-interest-earning loans	305	324	313	298
Total non-performing and non-interest-earning loans	1,209	1,253	1,172	1,219
Restructured loans	20	20	30	36
Potential problem loans	444	508	527	519
Total other impaired loans	464	528	557	555
Gross impaired loans	1,673	1,781	1,729	1,774

Allowance for loan losses
Allowance for loan losses by loan portfolio

	2Q13			1Q13			2Q12
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	285	631	916	288	634	922	295	613	908
Net movements recognized in statements of operations	15	34	49	21	(1)	20	25	(1)	24
Gross write-offs	(27)	(72)	(99)	(33)	(21)	(54)	(22)	(22)	(44)
Recoveries	7	22	29	5	2	7	3	9	12
Net write-offs	(20)	(50)	(70)	(28)	(19)	(47)	(19)	(13)	(32)
Provisions for interest	0	6	6	2	5	7	2	2	4
Foreign currency translation impact and other adjustments, net	2	(3)	(1)	2	12	14	1	23	24
Balance at end of period	282	618	900	285	631	916	304	624	928
of which individually evaluated for impairment	229	447	676	232	457	689	239	443	682
of which collectively evaluated for impairment	53	171	224	53	174	227	65	181	246
Gross loans held at amortized cost (CHF million)
Balance at end of period	131,276	96,330	227,606	129,405	97,938	227,343	124,064	95,584	219,648
of which individually evaluated for impairment [1]	607	1,066	1,673	646	1,135	1,781	635	1,139	1,774
of which collectively evaluated for impairment	130,669	95,264	225,933	128,759	96,803	225,562	123,429	94,445	217,874

	6M13			6M12
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	288	634	922	289	621	910
Net movements recognized in statements of operations	36	33	69	47	4	51
Gross write-offs	(60)	(93)	(153)	(48)	(39)	(87)
Recoveries	12	24	36	14	17	31
Net write-offs	(48)	(69)	(117)	(34)	(22)	(56)
Provisions for interest	2	11	13	5	7	12
Foreign currency translation impact and other adjustments, net	4	9	13	(3)	14	11
Balance at end of period	282	618	900	304	624	928
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales

	2Q13			1Q13			2Q12
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	423	423	0	1,692	1,692	348	2,445	2,793
Reclassifications from loans held-for-sale [2]	0	62	62	0	44	44	0	85	85
Reclassifications to loans held-for-sale [3]	0	132	132	0	176	176	0	341	341
Sales [3]	0	70	70	0	117	117	0	264	264

	6M13			6M12
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	2,115	2,115	348	3,361	3,709
Reclassifications from loans held-for-sale [2]	0	106	106	0	85	85
Reclassifications to loans held-for-sale [3]	0	308	308	0	816	816
Sales [3]	0	187	187	0	707	707
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total
2Q13 (CHF million)
Mortgages	305	2,287	16,855	55,857	17,125	921	45	3	0	204	93,602
Loans collateralized by securities	237	443	2,697	24,718	2,079	39	7	0	0	96	30,316
Consumer finance	0	51	234	3,487	2,255	839	65	0	153	274	7,358
Consumer	542	2,781	19,786	84,062	21,459	1,799	117	3	153	574	131,276
Real estate	274	805	3,640	13,278	7,954	363	3	0	0	86	26,403
Commercial and industrial loans	209	704	1,924	21,403	23,235	3,626	323	0	28	807	52,259
Financial institutions	2,206	2,086	3,176	5,937	1,891	741	1	0	0	115	16,153
Governments and public institutions	91	295	214	464	126	88	237	0	0	0	1,515
Corporate & institutional	2,780	3,890	8,954	41,082	33,206	4,818	564	0	28	1,008	96,330
Gross loans held at amortized cost	3,322	6,671	28,740	125,144	54,665	6,617	681	3	181	1,582	227,606
Value of collateral [1]	2,865	4,953	26,053	114,761	46,507	3,613	181	3	24	808	199,768
4Q12 (CHF million)
Mortgages	387	730	12,176	58,491	19,255	599	13	9	0	212	91,872
Loans collateralized by securities	79	57	948	23,357	2,728	92	6	1	0	95	27,363
Consumer finance	0	6	100	3,324	2,065	901	39	0	129	325	6,889
Consumer	466	793	13,224	85,172	24,048	1,592	58	10	129	632	126,124
Real estate	261	374	2,199	14,537	8,759	195	0	0	0	55	26,380
Commercial and industrial loans	238	325	1,580	22,040	23,070	3,467	209	1	47	763	51,740
Financial institutions	2,288	2,087	4,661	5,260	2,569	382	0	33	14	147	17,441
Governments and public institutions	131	50	360	521	127	101	229	0	0	0	1,519
Corporate & institutional	2,918	2,836	8,800	42,358	34,525	4,145	438	34	61	965	97,080
Gross loans held at amortized cost	3,384	3,629	22,024	127,530	58,573	5,737	496	44	190	1,597	223,204
Value of collateral [1]	2,918	2,616	19,526	116,583	48,342	3,210	189	44	15	791	194,234
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis

	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2Q13 (CHF million)
Mortgages	93,259	138	14	8	183	343	93,602
Loans collateralized by securities	30,057	119	41	3	96	259	30,316
Consumer finance	6,482	503	96	77	200	876	7,358
Consumer	129,798	760	151	88	479	1,478	131,276
Real estate	26,148	155	4	10	86	255	26,403
Commercial and industrial loans	51,157	524	61	137	380	1,102	52,259
Financial institutions	15,584	434	15	1	119	569	16,153
Governments and public institutions	1,512	3	0	0	0	3	1,515
Corporate & institutional	94,401	1,116	80	148	585	1,929	96,330
Gross loans held at amortized cost	224,199	1,876	231	236	1,064	3,407	227,606
4Q12 (CHF million)
Mortgages	91,527	156	17	11	161	345	91,872
Loans collateralized by securities	27,034	220	3	3	103	329	27,363
Consumer finance	6,116	420	90	52	211	773	6,889
Consumer	124,677	796	110	66	475	1,447	126,124
Real estate	26,221	107	2	2	48	159	26,380
Commercial and industrial loans	50,479	720	27	138	376	1,261	51,740
Financial institutions	17,208	53	2	34	144	233	17,441
Governments and public institutions	1,484	35	0	0	0	35	1,519
Corporate & institutional	95,392	915	31	174	568	1,688	97,080
Gross loans held at amortized cost	220,069	1,711	141	240	1,043	3,135	223,204

Gross impaired loans by category
Gross impaired loans by category

	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
2Q13 (CHF million)
Mortgages	177	13	190	0	44	44	234
Loans collateralized by securities	21	76	97	0	1	1	98
Consumer finance	267	7	274	0	1	1	275
Consumer	465	96	561	0	46	46	607
Real estate	83	7	90	0	11	11	101
Commercial and industrial loans	259	166	425	20	386	406	831
Financial institutions	97	36	133	0	1	1	134
Corporate & institutional	439	209	648	20	398	418	1,066
Gross impaired loans	904	305	1,209	20	444	464	1,673
4Q12 (CHF million)
Mortgages	154	16	170	0	69	69	239
Loans collateralized by securities	18	74	92	0	3	3	95
Consumer finance	315	10	325	0	2	2	327
Consumer	487	100	587	0	74	74	661
Real estate	46	5	51	0	15	15	66
Commercial and industrial loans	268	170	438	30	373	403	841
Financial institutions	58	38	96	0	65	65	161
Corporate & institutional	372	213	585	30	453	483	1,068
Gross impaired loans	859	313	1,172	30	527	557	1,729

Gross impaired loan detail
Gross impaired loan detail

	2Q13			4Q12
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	221	211	27	206	197	32
Loans collateralized by securities	71	67	58	68	66	53
Consumer finance	257	237	144	302	280	154
Consumer	549	515	229	576	543	239
Real estate	101	93	21	63	55	22
Commercial and industrial loans	820	772	344	715	677	342
Financial institutions	132	130	82	157	155	93
Corporate & institutional	1,053	995	447	935	887	457
Gross impaired loans with a specific allowance	1,602	1,510	676	1,511	1,430	696
Mortgages	13	13	–	33	33	–
Loans collateralized by securities	27	27	–	27	28	–
Consumer finance	18	18	–	25	25	–
Consumer	58	58	–	85	86	–
Real estate	0	0	–	3	3	–
Commercial and industrial loans	11	13	–	126	128	–
Financial institutions	2	2	–	4	4	–
Corporate & institutional	13	15	–	133	135	–
Gross impaired loans without specific allowance	71	73	–	218	221	–
Gross impaired loans	1,673	1,583	676	1,729	1,651	696
of which consumer	607	573	229	661	629	239
of which corporate & institutional	1,066	1,010	447	1,068	1,022	457

Gross impaired loan detail (continued)

	2Q13			1Q13			2Q12
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	210	1	1	192	0	0	218	1	1
Loans collateralized by securities	74	0	0	69	0	0	68	1	0
Consumer finance	258	0	0	280	0	0	273	0	0
Consumer	542	1	1	541	0	0	559	2	1
Real estate	74	0	0	62	0	0	53	0	0
Commercial and industrial loans	810	0	0	753	3	3	575	0	0
Financial institutions	135	0	0	155	0	0	223	1	1
Governments and public institutions	0	0	0	0	0	0	6	0	0
Corporate & institutional	1,019	0	0	970	3	3	857	1	1
Gross impaired loans with a specific allowance	1,561	1	1	1,511	3	3	1,416	3	2
Mortgages	26	0	0	38	0	0	47	0	0
Loans collateralized by securities	27	0	0	28	0	0	1	0	0
Consumer finance	18	0	0	37	0	0	37	0	0
Consumer	71	0	0	103	0	0	85	0	0
Real estate	11	0	0	3	0	0	19	0	0
Commercial and industrial loans	91	0	0	119	0	0	307	2	2
Financial institutions	3	0	0	3	0	0	11	0	0
Corporate & institutional	105	0	0	125	0	0	337	2	2
Gross impaired loans without specific allowance	176	0	0	228	0	0	422	2	2
Gross impaired loans	1,737	1	1	1,739	3	3	1,838	5	4
of which consumer	613	1	1	644	0	0	644	2	1
of which corporate & institutional	1,124	0	0	1,095	3	3	1,194	3	3

Gross impaired loan detail (continued)

	6M13			6M12
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	201	1	1	219	1	1
Loans collateralized by securities	71	0	0	68	1	0
Consumer finance	269	0	0	285	2	2
Consumer	541	1	1	572	4	3
Real estate	68	0	0	54	0	0
Commercial and industrial loans	782	3	3	624	2	1
Financial institutions	145	0	0	215	1	1
Governments and public institutions	0	0	0	6	0	0
Corporate & institutional	995	3	3	899	3	2
Gross impaired loans with a specific allowance	1,536	4	4	1,471	7	5
Mortgages	32	0	0	51	0	0
Loans collateralized by securities	27	0	0	1	0	0
Consumer finance	28	0	0	36	0	0
Consumer	87	0	0	88	0	0
Real estate	7	0	0	18	0	0
Commercial and industrial loans	103	0	0	236	2	2
Financial institutions	3	0	0	11	0	0
Corporate & institutional	113	0	0	265	2	2
Gross impaired loans without specific allowance	200	0	0	353	2	2
Gross impaired loans	1,736	4	4	1,824	9	7
of which consumer	628	1	1	660	4	3
of which corporate & institutional	1,108	3	3	1,164	5	4